Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

9.Premises and Equipment

            A summary of our premises and equipment and the related depreciation follows:

December 31,	Useful lives	2011	2010	2009

Land		$ 4,300,943	$ 3,207,423	$ 3,207,423
Building	5-50 years	15,244,033	12,085,285	12,042,540
Leasehold improvements	3-30 years	4,268,268	2,225,181	2,171,310
Furniture and equipment	3-23 years	3,725,355	2,623,752	2,384,207
		27,538,599	20,141,641	19,805,480
Accumulated depreciation		4,323,170	3,274,080	2,479,381
Net premises and equipment		$ 23,215,429	$ 16,867,561	$ 17,326,099

Depreciation expense		$ 1,080,364	$ 794,494	$ 676,127

Computer software included in other assets, and related amortization, are as follows:

December 31,	Useful lives	2011	2010	2009

Cost	3 years	$ 339,744	$ 224,028	$ 224,028
Accumulated amortization		235,423	217,519	204,280
Net computer software		$ 104,321	$ 6,509	$ 19,748

Amortization expense		$ 17,904	$ 13,239	$ 23,218